UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (650) 312-2000

Date of fiscal year end:     12/31

Date of reporting period:     06/30/17

Item 1.	Reports to Stockholders.

Semiannual Report June 30, 2017

Franklin Templeton

Variable Insurance Products Trust

Franklin Templeton Variable Insurance

Products Trust Semiannual Report

Table of Contents

Important Notes to Performance Information	i

Fund Summaries
Franklin VolSmart Allocation VIP Fund	FVA-1
Index Descriptions	I-1
Shareholder Information	SI-1

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

MASTER CLASS – 5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Important Notes to

Performance Information

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i	Semiannual Report

Franklin VolSmart Allocation VIP Fund

This semiannual report for Franklin VolSmart Allocation VIP Fund covers the period ended June 30, 2017.

Class 5 Performance Summary as of June 30, 2017

The Fund’s Class 5 Shares delivered a +6.95% total return* for the six-month period ended June 30, 2017.

*The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/18. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Fund Goal and Main Investments

The Fund seeks total return (including income and capital gains) while seeking to manage volatility.

Fund Risks

All investments involve risks, including possible loss of principal. There can be no guarantee that the Fund will stay within its target volatility. Also, the managed volatility and tail risk protection strategies could negatively impact the Fund’s return and expose the Fund to additional costs. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Derivatives involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Because the Fund allocates assets to a variety of investment strategies, ETFs and other mutual funds, which involve certain risks, it may be subject to those same risks. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. For comparison, the Fund’s benchmarks, the Standard & Poor’s® 500 Index (S&P 500®) and the Bloomberg Barclays U.S. Aggregate Bond Index, returned +9.34% and +2.27%, respectively, for the period under review.1 The Fund’s blended benchmark, a combination of leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, returned +6.30% for the same period.2

Economic and Market Overview

U.S. economic growth decelerated in 2017’s first quarter, largely due to slower growth in consumer spending and declines in private inventory investment and government spending. However, growth accelerated in the second quarter due to increases in consumer spending, business investment and federal government spending. The manufacturing sector generally expanded, and the services sector also continued to grow. The unemployment rate decreased from 4.7% in December 2016 to 4.4% at period-end.3 Monthly retail sales were volatile, but grew for most of the period. Annual inflation, as measured by the Consumer Price Index, decreased from 2.1% to 1.6% during the period.

The U.S. Federal Reserve (Fed), at its March meeting, increased the federal funds target rate from 0.50%–0.75% to 0.75%–1.00%. The Fed again increased its target range by a quarter point to
1.00%–1.25% at its June meeting. The Fed made both of these increases amid signs of a growing U.S. economy, a strengthening labor market and an improvement in business spending.

U.S. equity markets rose during the period, benefiting from mostly upbeat economic data, better U.S. corporate earnings and signs of improvement in the Chinese and European economies. Investor optimism arising from pro-growth and pro-business policy plans in the U.S. and the victory of Emmanuel Macron as France’s President also helped U.S. equities. However, concerns about the terms of the U.K.’s exit from the European Union (also known as “Brexit”), uncertainty about President Trump’s ability to implement reforms, and geopolitical tensions in the Middle East and the Korean peninsula curbed market sentiment. The broad U.S. stock market, as measured by the S&P 500, generated a +9.34% total return for the period.1

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. It increased early during the period amid expectations of rate hikes by the Fed and upbeat economic data. During the latter part of the period, U.S. political uncertainty, and geopolitical tensions in the Middle East and the Korean peninsula, resulted in a decline in the yield. However, in June, the yield rose again due to renewed

1. Source: Morningstar.

2. The Fund’s blended benchmark was calculated internally and rebalanced monthly and was composed of 60% S&P 500, 30% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

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FRANKLIN VOLSMART ALLOCATION VIP FUND

optimism for improvement in economic growth. Overall, the U.S. Treasury yield fell from 2.45% on December 30, 2016, to 2.31% at period-end.

Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year. (Volatility within the 10% target is referred to as “Target Volatility.”) The Fund’s assets are primarily invested in its “core portfolio,” which is principally composed of various U.S. equity and fixed income investments and strategies, including other mutual funds.

In addition, the Fund employs a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (such as futures contracts on indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the Fund will stay within its Target Volatility. The Fund also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). Thus, the Fund may utilize certain derivatives (such as total return swap agreements) in an effort to hedge the tail risk of the Fund. There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is a total return swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

Manager’s Discussion

At the end of the six-month period, at the asset allocation level, the Fund held approximately 68% in equities, 28% in fixed income and 4% in cash. In comparison, the Fund’s blended benchmark was composed of approximately 60% equities, 30% fixed income and 10% cash.2

Portfolio Composition*
6/30/17
% of Total Net Assets
Stocks	49.4%
Capital Goods	10.7%
Health Care Equipment & Services	6.6%
Materials	6.0%
Software & Services	4.0%
Energy	3.1%
Food, Beverage & Tobacco	3.0%
Semiconductors & Semiconductor Equipment	2.5%
Pharmaceuticals, Biotechnology & Life Sciences	2.4%
Retailing	1.8%
Food & Staples Retailing	1.7%
Household & Personal Products	1.7%
Consumer Services	1.1%
Consumer Durables & Apparel	1.1%
Media	1.0%
Commercial & Professional Services	1.0%
Insurance	0.9%
Transportation	0.6%
Diversified Financials	0.2%
Underlying Funds – Equity	18.2%
Franklin DynaTech Fund – Class R6	8.7%
Franklin Income Fund – Class R6	5.5%
iShares Core MSCI EAFE ETF	4.0%
Underlying Funds – Fixed Income	27.9%
Franklin Low Duration Total Return Fund – Class R6	13.1%
Franklin Strategic Income Fund – Class R6	10.7%
Franklin Income Fund – Class R6	4.1%
Hedge Strategy	2.0%
Short-Term Investments & Other Net Assets	2.5%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The breakdown may not match the SOI.

Equities

Growth stocks, namely technology and health care companies, led U.S. equities higher in the first half of 2017. The NASDAQ Composite Index posted its strongest first half of the year results since 2009, while value equities widely trailed their growth peers in the review period.

Looking at the portfolio as a whole, the overweighting in comparison to the Fund’s blended benchmark and fund

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FRANKLIN VOLSMART ALLOCATION VIP FUND

selection within equities benefited relative performance. We maintained a favorable view of global equities as corporate earnings results and upside earnings surprises raised forward-looking consensus expectations. Overall, low volatility remained intact and supportive of investor confidence and higher equity multiples, while robust quantitative easing programs from a number of central banks remained in effect.

Franklin DynaTech Fund was a notable contributor to relative returns as its focus on technology and health care led to significant outperformance versus its benchmark index. However, the value bias of the Franklin Rising Dividends Strategy and the equity component of Franklin Income Fund both weighed on relative results, despite solid absolute returns. Positioning within the energy sector hindered relative performance for the equity allocation.

Portfolio Strategy Holdings*
6/30/17
% of Total Net Assets
Franklin Rising Dividends Strategy	49.4%
Franklin Low Duration Total Return Fund	13.1%
Franklin Strategic Income Fund	10.7%
Franklin Income Fund	9.6%
Franklin DynaTech Fund	8.7%
iShares Core MSCI EAFE ETF	4.0%
Hedge Strategy	2.0%
Short-Term Investments & Other Net Assets	2.5%

*The breakdown may not match the SOI.

Fixed Income

U.S. Treasuries rallied in 2017’s second quarter and the yield on the 10-year Treasury note finished lower at period-end than at the start of 2017. The fixed income component of Franklin VolSmart Allocation VIP Fund remained underweighted compared to its neutral fixed income target range, reflecting our concerns over a combination of low-term premiums for global sovereign debt and the persistent momentum for global equity markets. The Fund’s duration remained lower relative to its benchmark index.

On a portfolio level, a moderate fixed income underweighting strengthened relative returns. A decrease in long-term interest rates and tightening credit spreads supported corporate bonds in the first half of 2017, helping Franklin Income Fund and Franklin Strategic Income Fund on both a relative and an absolute performance basis. Significant exposure to high-yield bonds for the fixed income strategies also benefited relative returns, despite some pullback in the sector in the second quarter amid falling oil prices. Conversely, Franklin Low

Duration Total Return Fund detracted from relative performance as it lagged amid the rally in long U.S. Treasuries.

Hedging

Hedging strategies were relatively inactive during the review period as equity market volatility drifted lower. Volatility in 2017’s first half was at or near multi-year lows in U.S., European and Asian equity markets, despite geopolitical concerns surrounding elections in Europe and tensions involving North Korea. Periods of drawdowns were minimal and short lived for global equity markets.

This minimal hedge activity reflected our view that the pace of global growth remained on track for marked improvement for the calendar year, with investor sentiment expected to be strong, and that global financial conditions remained accommodative.

Thank you for your participation in Franklin VolSmart Allocation VIP Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Class 5 Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The table below provides information about the actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” (if Fund-Level Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.

Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

		Actual (actual return after expenses)			Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Fund-Level Expenses Paid During Period 1/1/17–6/30/17	[1,2]	Ending Account Value 6/30/17	Fund-Level Expenses Paid During Period 1/1/17–6/30/17	[1,2]	Net Annualized Expense Ratio	[2]
Class 5	$1,000	$1,069.50	$3.23		$1,021.67	$3.16		0.63%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above — in the far right column — multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Financial Highlights

Franklin VolSmart Allocation VIP Fund

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013[a]
Class 2
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.10	$9.68	$10.20	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.07	0.16	0.10	0.11	0.09

Net realized and unrealized gains (losses)	0.62	0.28	(0.42)	0.25	0.17

Total from investment operations	0.69	0.44	(0.32)	0.36	0.26

Less distributions from:

Net investment income and net foreign currency gains	—	(—)[e]	(0.05)	(0.23)	(0.19)

Net realized gains	—	(0.02)	(0.15)	(—)[e]	—

Total distributions	—	(0.02)	(0.20)	(0.23)	(0.19)

Net asset value, end of period	$10.79	$10.10	$9.68	$10.20	$10.07

Total return[f]	6.83%	4.39%	(3.12)%	3.60%	2.56%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.15%	1.25%	1.77%	1.97%	2.97%

Expenses net of waiver and payments by affiliates[h]	0.73%[i]	0.73%[i]	0.93%	1.08%[i]	1.08% [i]

Net investment income[d]	1.34%	1.50%	1.30%	1.07%	1.21%

Supplemental data

Net assets, end of period (000’s)	$33	$31	$8,703	$10,201	$10,065

Portfolio turnover rate	5.49%	1.00%	95.15%	22.04%	8.12%

aFor the period April 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2017.

iBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL HIGHLIGHTS

Franklin VolSmart Allocation VIP Fund (continued)

	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31,
		2016	2015	2014	2013[a]
Class 5
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.07	$9.67	$10.20	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.16	0.16	0.13	0.10

Net realized and unrealized gains (losses)	0.62	0.29	(0.47)	0.25	0.17

Total from investment operations	0.70	0.45	(0.31)	0.38	0.27

Less distributions from:

Net investment income and net foreign currency gains	—	(0.03)	(0.07)	(0.25)	(0.20)

Net realized gains	—	(0.02)	(0.15)	(—)[e]	—

Total distributions	—	(0.05)	(0.22)	(0.25)	(0.20)

Net asset value, end of period	$10.77	$10.07	$9.67	$10.20	$10.07

Total return[f]	6.95%	4.59%	(3.10)%	3.75%	2.68%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.05%	1.15%	1.66%	1.82%	2.82%

Expenses net of waiver and payments by affiliates[h]	0.63%[i]	0.63%[i]	0.82%	0.93%[i]	0.93%[i]

Net investment income[d]	1.44%	1.60%	1.41%	1.22%	1.36%

Supplemental data

Net assets, end of period (000’s)	$169,203	$124,581	$54,816	$10,201	$10,065

Portfolio turnover rate	5.49%	1.00%	95.15%	22.04%	8.12%

aFor the period April 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.21% for the period ended June 30, 2017.

iBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin VolSmart Allocation VIP Fund
	Shares	Value
Common Stocks 49.4%
Capital Goods 10.7%
Carlisle Cos. Inc.	7,460	$711,684
Donaldson Co. Inc.	13,630	620,710
Dover Corp.	21,800	1,748,796
General Dynamics Corp.	10,200	2,020,620
Honeywell International Inc.	19,900	2,652,471
Johnson Controls International PLC	40,092	1,738,389
Pentair PLC (United Kingdom)	26,300	1,750,002
Roper Technologies Inc.	16,800	3,889,704
United Technologies Corp.	21,400	2,613,154
W.W. Grainger Inc.	2,550	460,352

		18,205,882

Commercial & Professional Services 1.0%
Cintas Corp.	7,100	894,884
Matthews International Corp., A	11,870	727,037

		1,621,921

Consumer Durables & Apparel 1.1%
Leggett & Platt Inc.	9,590	503,763
NIKE Inc., B	23,800	1,404,200

		1,907,963

Consumer Services 1.1%
McDonald’s Corp.	9,180	1,406,009
Yum! Brands Inc.	7,400	545,824

		1,951,833

Diversified Financials 0.2%
State Street Corp.	3,750	336,488

Energy 3.1%
Chevron Corp.	10,390	1,083,989
EOG Resources Inc.	5,730	518,679
Exxon Mobil Corp.	14,800	1,194,804
Occidental Petroleum Corp.	16,300	975,881
Schlumberger Ltd.	21,300	1,402,392

		5,175,745

Food & Staples Retailing 1.7%
CVS Health Corp.	9,250	744,255
Walgreens Boots Alliance Inc.	13,900	1,088,509
Wal-Mart Stores Inc.	13,490	1,020,923

		2,853,687

Food, Beverage & Tobacco 3.0%
Archer-Daniels-Midland Co.	24,200	1,001,396
Bunge Ltd.	19,100	1,424,860
McCormick & Co. Inc.	10,450	1,018,979
PepsiCo Inc.	13,800	1,593,762

		5,038,997

Health Care Equipment & Services 6.6%
Abbott Laboratories	23,560	1,145,252
Becton, Dickinson and Co.	13,400	2,614,474
DENTSPLY SIRONA Inc.	11,300	732,692
Medtronic PLC	28,700	2,547,125

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
Stryker Corp.	19,500	$2,706,210
West Pharmaceutical Services Inc.	14,600	1,379,992

		11,125,745

Household & Personal Products 1.7%
Colgate-Palmolive Co.	18,300	1,356,579
The Procter & Gamble Co.	16,680	1,453,662

		2,810,241

Insurance 0.9%
Aflac Inc.	8,020	622,994
Chubb Ltd.	3,981	578,758
Erie Indemnity Co., A	2,720	340,190

		1,541,942

Materials 6.0%
Air Products and Chemicals Inc.	16,600	2,374,796
Albemarle Corp.	32,600	3,440,604
Bemis Co. Inc.	2,600	120,250
Ecolab Inc.	7,560	1,003,590
Nucor Corp.	12,200	706,014
Praxair Inc.	18,700	2,478,685

		10,123,939

Media 1.0%
Comcast Corp., A	21,900	852,348
John Wiley & Sons Inc., A	14,600	770,150

		1,622,498

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
AbbVie Inc.	8,940	648,239
Johnson & Johnson	16,900	2,235,701
Perrigo Co. PLC	6,040	456,141
Pfizer Inc.	13,410	450,442
Roche Holding AG, ADR (Switzerland)	8,900	283,020

		4,073,543

Retailing 1.8%
The Gap Inc.	15,720	345,683
Ross Stores Inc.	21,700	1,252,741
Target Corp.	13,240	692,319
Tiffany & Co.	8,800	826,056

		3,116,799

Semiconductors & Semiconductor Equipment 2.5%
Analog Devices Inc.	25,514	1,984,989
Texas Instruments Inc.	26,800	2,061,724
Versum Materials Inc.	5,495	178,588

		4,225,301

Software & Services 4.0%
Accenture PLC, A	19,400	2,399,392
Microsoft Corp.	50,100	3,453,393
Visa Inc., A	10,800	1,012,824

		6,865,609

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

		Shares	Value
	Common Stocks (continued)
	Transportation 0.6%
	United Parcel Service Inc., B	10,000	$1,105,900

	Total Common Stocks (Cost $74,427,354)		83,704,033

	Investments in Underlying Funds and Exchange Traded Funds 46.1%
	Domestic Equity 8.7%
a,b	Franklin DynaTech Fund, Class R6	243,422	14,753,796

	Domestic Fixed Income 23.8%
b	Franklin Low Duration Total Return Fund, Class R6	2,242,401	22,199,769
b	Franklin Strategic Income Fund, Class R6	1,831,877	18,043,994

			40,243,763

	Domestic Hybrid 9.6%
b	Franklin Income Fund, Class R6	6,989,570	16,215,801

	Foreign Equity 4.0%
	iShares Core MSCI EAFE ETF	111,600	6,795,324

	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $74,024,972)		78,008,684

	Total Investments before Short Term Investments (Cost $148,452,326)		161,712,717

	Short Term Investments (Cost $13,993,974) 8.3%
	Money Market Funds 8.3%
b,c	Institutional Fiduciary Trust Money Market Portfolio, 0.58%	13,993,974	13,993,974

	Total Investments (Cost $162,446,300) 103.8%		175,706,691
	Other Assets, less Liabilities (3.8)%		(6,470,599)

	Net Assets 100.0%		$169,236,092

aNon-income producing.

bSee Note 3(e) regarding investments in Underlying Funds.

cThe rate shown is the annualized seven-day yield at period end.

At June 30, 2017, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Total Return Swap Contracts

Underlying Instruments	Financing Rate	Counterparty	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1)	0.25%	BZWS	$34,100,000	5/25/18	$—	$(3,374)

See Note 7 regarding other derivative information.

See Abbreviations on page FVA-22.

FVA-10	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Financial Statements

Statement of Assets and Liabilities

June 30, 2017 (unaudited)

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$81,235,791
Cost - Non-controlled affiliates (Note 3e)	81,210,509

Total cost of investments	$162,446,300

Value - Unaffiliated issuers	$90,499,357
Value - Non-controlled affiliates (Note 3e)	85,207,334

Total value of investments	175,706,691
Receivables:
Capital shares sold	419,396
Dividends	102,112
Other assets	86

Total assets	176,228,285

Liabilities:
Payables:
Investment securities purchased	6,808,437
Capital shares redeemed	20,731
Management fees	56,706
Distribution fees	41,391
Unrealized depreciation on OTC swap contracts	3,374
Accrued expenses and other liabilities	61,554

Total liabilities	6,992,193

Net assets, at value	$169,236,092

Net assets consist of:
Paid-in capital	$157,877,684
Undistributed net investment income (loss)	(300,534)
Net unrealized appreciation (depreciation)	13,257,017
Accumulated net realized gain (loss)	(1,598,075)

Net assets, at value	$169,236,092

Class 2:
Net assets, at value	$33,042

Shares outstanding	3,061

Net asset value and maximum offering price per share	$10.79

Class 5:
Net assets, at value	$169,203,050

Shares outstanding	15,713,994

Net asset value and maximum offering price per share	$10.77

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2017 (unaudited)

Franklin VolSmart Allocation VIP Fund
Investment income:
Dividends:
Unaffiliated issuers	$779,136
Non-controlled affiliates (Note 3e)	761,564

Total investment income	1,540,700

Expenses:
Management fees (Note 3a)	596,489
Distribution fees: (Note 3c)
Class 2	40
Class 5	112,011
Custodian fees (Note 4)	504
Reports to shareholders	13,646
Registration and filing fees	135
Professional fees	49,812
Trustees’ fees and expenses	86
Other	8,365

Total expenses	781,088
Expense reductions (Note 4)	(36)
Expenses waived/paid by affiliates (Note 3e and 3f)	(314,037)

Net expenses	467,015

Net investment income	1,073,685

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	323,182
Non-controlled affiliates (Note 3e)	532,731
Swap contracts	(333,356)

Net realized gain (loss)	522,557

Net change in unrealized appreciation (depreciation) on:
Investments	7,938,381
Swap contracts	1,664

Net change in unrealized appreciation (depreciation)	7,940,045

Net realized and unrealized gain (loss)	8,462,602

Net increase (decrease) in net assets resulting from operations	$9,536,287

FVA-12	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin VolSmart Allocation VIP Fund
	Six Months Ended June 30, 2017 (unaudited)	Year Ended December 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$1,073,685	$1,419,032
Net realized gain (loss)	522,557	(4,311,221)
Net change in unrealized appreciation (depreciation)	7,940,045	6,451,189

Net increase (decrease) in net assets resulting from operations	9,536,287	3,559,000

Distributions to shareholders from:
Net investment income:
Class 2	—	(294)
Class 5	—	(354,685)
Net realized gains:
Class 2	—	(7,355)
Class 5	—	(116,711)

Total distributions to shareholders	—	(479,045)

Capital share transactions: (Note 2)
Class 2	—	(8,888,134)
Class 5	35,087,861	66,900,840

Total capital share transactions	35,087,861	58,012,706

Net increase (decrease) in net assets	44,624,148	61,092,661
Net assets:
Beginning of period	124,611,944	63,519,283

End of period	$169,236,092	$124,611,944

Undistributed net investment income (loss) included in net assets:
End of period	$(300,534)	$—

Distributions in excess of net investment income included in net assets:
End of period	$—	$(1,374,219)

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Financial Statements (unaudited)

Franklin VolSmart Allocation VIP Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin VolSmart Allocation VIP Fund (Fund) is included in this report. The Fund invests in affiliated funds managed by Franklin Templeton (Underlying Funds). Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2017, 98.2% of the Fund’s shares were held through one insurance company. Investment activities of these insurance company separate accounts could have a material impact on the Fund. The Fund offers two classes of shares: Class 2 and Class 5. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Fund’s shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

Equity securities and exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market

FVA-14	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain

Semiannual Report	FVA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2017, the Fund had OTC derivatives in a net liability position for such contracts of $3,374.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

FVA-16	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Fund may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount

Class 2 Shares:
Shares redeemed	—	$—	(895,626)	$(8,888,134)

Class 5 Shares:
Shares sold	4,731,150	$49,702,839	8,177,643	$81,628,729
Shares issued in reinvestment of distributions	—	—	46,757	471,396
Shares redeemed	(1,383,036)	(14,614,978)	(1,525,885)	(15,199,285)

Net increase (decrease)	3,348,114	$35,087,861	6,698,515	$66,900,840

Semiannual Report	FVA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
K2/D&S Management Co., LLC (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, Advisory Services and K2 Advisors, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class 5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Investments in Underlying Funds

The Fund invests in Underlying Funds which are managed by Advisers or affiliates of Advisers. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.

FVA-18	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

Investments in Underlying Funds for the period ended June 30, 2017, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	251,990	75,446	(84,014)	243,422	$14,753,796	$—	$532,731	0.4%
Franklin Income Fund, Class R6	5,053,596	1,935,974	—	6,989,570	16,215,801	370,716	—	—%	[a]
Franklin Low Duration Total Return Fund, Class R6	1,612,689	629,712	—	2,242,401	22,199,769	193,937	—	0.8%
Franklin Strategic Income Fund, Class R6	1,380,378	451,499	—	1,831,877	18,043,994	182,060	—	0.3%
Institutional Fiduciary Trust Money Market Portfolio, 0.58%	9,750,824	39,732,839	(35,489,689)	13,993,974	13,993,974	14,851	—	0.1%

Total					$85,207,334	$761,564	$532,731

aRounds to less than 0.1%

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2018. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any.

At December 31, 2016, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$809,159
Long term	1,009,574

Total capital loss carryforwards	$1,818,733

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At December 31, 2016, the Fund deferred late-year ordinary losses of $1,237,675.

Semiannual Report	FVA-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

5. Income Taxes (continued)

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$162,884,741

Unrealized appreciation	$14,914,036
Unrealized depreciation	(2,092,086)

Net unrealized appreciation (depreciation)	$12,821,950

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of swaps.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2017, aggregated $46,327,087 and $7,848,445, respectively.

7. Other Derivative Information

At June 30, 2017, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on OTC swap contracts	$—	Unrealized depreciation on OTC swap contracts	$3,374

For the period ended June 30, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Swap contracts	$(333,356)	Swap contracts	$1,664

For the period ended June 30, 2017, the average month end notional amount of swap contracts represented $28,385,714.

See Note 1(c) regarding derivative financial instruments.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

FVA-20	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$83,704,033	$—	$—	$83,704,033
Investments in Underlying Funds and Exchange Traded Funds[a]	78,008,684	—	—	78,008,684
Short Term Investments	13,993,974	—	—	13,993,974

Total Investments in Securities	$175,706,691	$—	$—	$175,706,691

Liabilities:
Other Financial Instruments:
Swap Contracts	$—	$3,374	$—	$3,374

aFor detailed categories, see the accompanying Statement of Investments.

10. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Selected Portfolio

BZWS	Barclays Bank PLC	ADR	American Depositary Receipt

		VIX	Market Volatility Index

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Index Descriptions

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges.

For Russell Indexes: Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

See www.franklintempletondatasources.com for additional data provider information.

Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Bloomberg Barclays U.S. Government Index: Intermediate Component is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Citigroup World Government Bond Index is a market capitalization-weighted index consisting of investment-grade world government bond markets.

Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

FTSE® EPRA®/NAREIT® Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocation assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/17, there were 344 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/17, there were 75 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/17, there were 55 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

MSCI All Country World Index (ACWI) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

MSCI All Country World Index (ACWI) ex USA Index captures large- and mid-capitalization representation across 22 of 23 developed markets countries (excluding the U.S.) and 23 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S.

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INDEX DESCRIPTIONS

MSCI Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

Russell 1000TM Value Index is market capitalization weighted and measures performance of those Russell 1000TM Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

Russell 2000TM Value Index is market capitalization weighted and measures performance of those Russell 2000TM Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000® Index, which represent a modest amount of the Russell 3000® Index’s total market capitalization.

Russell 2500TM Value Index is market capitalization weighted and measures performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

Standard & Poor’s® 500 Index (S&P 500®) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

Standard & Poor’s®/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Flex Cap Growth VIP Fund

Franklin Global Real Estate VIP Fund

Franklin Growth and Income VIP Fund

Franklin Income VIP Fund

Franklin Large Cap Growth VIP Fund

Franklin Mutual Global Discovery VIP Fund

Franklin Mutual Shares VIP Fund

Franklin Rising Dividends VIP Fund

Franklin Small Cap Value VIP Fund

Franklin Small-Mid Cap Growth VIP Fund

Franklin Strategic Income VIP Fund

Franklin U.S. Government Securities VIP Fund

Franklin VolSmart Allocation VIP Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Templeton Growth VIP Fund

(each a Fund)

At an in-person meeting held on April 18, 2017 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAI) and each of Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Small Mid-Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund, Franklin VolSmart Allocation VIP Fund, and Templeton Global Bond VIP Fund; (ii) the investment sub-advisory agreements between FAI and each of Franklin Advisory Services, LLC and K2/D&S Management Co., L.L.C. (each a Sub-Adviser), affiliates of FAI, on behalf of the Franklin VolSmart Allocation VIP Fund; (iii) the investment management agreement between Franklin Templeton Institutional, LLC (FTIL) and Franklin Global Real Estate VIP Fund; (iv) the investment management agreement between Franklin Mutual Advisers, LLC (FMA) and each of Franklin Mutual Global Discovery VIP Fund and Franklin Mutual Shares VIP Fund; (v) the investment management agreement between Franklin Advisory Services,

LLC (FAS) and each of Franklin Rising Dividends VIP Fund and Franklin Small Cap Value VIP Fund; (vi) the investment management agreement between Templeton Asset Management Ltd. (TAML) and Templeton Developing Markets VIP Fund; (vii) the investment management agreement between Templeton Investment Counsel, LLC (TICL) and Templeton Foreign VIP Fund; and (viii) the investment management agreement between Templeton Global Advisors Limited (TGAL) and Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI, FTIL, FMA, FAS, TAML, TICL, TGAL and the Sub-Advisers are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the existing management fees are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its

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SHAREHOLDER INFORMATION

shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity, derivatives and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments (FTI) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance The Board reviewed and considered the performance results of each Fund over various time periods ended January 31, 2017. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc.

(Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Flex Cap Growth VIP Fund - The Performance Universe for this Fund included the Fund and all multi-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted the actions management has taken in an effort to address the Fund’s performance, including changes to the Fund’s portfolio management team and enhancements to the team’s security selection process. The Board also noted that the Fund’s annualized total return for each period, while below the median, was positive.

Franklin Global Real Estate VIP Fund - The Performance Universe for this Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Growth and Income VIP Fund - The Performance Universe for this Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe, but for the 10-year period was equal to the median of its Performance Universe. Given the Fund’s income-oriented investment objective, the Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for each of the one-, three- and five-year periods, while below the median, exceeded 8.2%.

Franklin Income VIP Fund and Franklin Strategic Income VIP Fund - The Performance Universe for the Franklin Income VIP Fund included the Fund and all mixed-asset target allocation

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moderate funds underlying VIPs. The Performance Universe for the Franklin Strategic Income VIP Fund included the Fund and all general bond funds underlying VIPs. The Board noted that the Funds’ annualized income returns for the one-, three-, five- and 10-year periods were above the medians of their respective Performance Universes. The Board also noted that the Funds’ annualized total returns for the one-, five- and 10-year periods were above the medians of their respective Performance Universes, but for the three-year period were below the medians of their respective Performance Universes. Given the Funds’ income-oriented investment objective, the Board concluded that the Funds’ performance was satisfactory.

Franklin Large Cap Growth VIP Fund – The Performance Universe for this Fund included the Fund and all multi-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, five- and 10-year periods was below the median of its Performance Universe, but for the three-year period was above the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted the actions management has taken in an effort to address the Fund’s performance, including the addition of a portfolio manager and the repositioning of certain of the Fund’s portfolio holdings. The Board also noted that the Fund’s annualized total return for the one-, five- and 10-year periods, while below the median, exceeded 13.4%, 11.2%, and 5.8%, respectively.

Franklin Mutual Global Discovery VIP Fund – The Performance Universe for this Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was below the median of its Performance Universe, but for the three-, five- and 10-year periods was above the median and in the first quintile of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the one-year period, while below the median, exceeded 21.1%.

Franklin Mutual Shares VIP Fund and Templeton Developing Markets VIP Fund – The Performance Universe for the Franklin Mutual Shares VIP Fund included the Fund and all large-cap value funds underlying VIPs. The Performance Universe for the Templeton Developing Markets VIP Fund included the Fund and all emerging markets funds underlying VIPs. The Board noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes, but for the three-, five- and 10-year periods were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was acceptable. In doing so, the Board noted that the annualized total returns for the one-year period exceeded 23.8% for the Franklin Mutual Shares VIP Fund and 30.6% for the Templeton Developing Markets VIP Fund. The Board also acknowledged management’s explanation that the Franklin Mutual Shares VIP Fund is managed conservatively and has historically held higher cash weightings than its peers, detracting from relative performance in sharply rising markets. The Board further noted recent and expected portfolio management team changes for the Templeton Developing Markets VIP Fund. In light of such changes, the Board determined that additional time will be needed to evaluate the effectiveness of management’s actions.

Franklin Rising Dividends VIP Fund – The Performance Universe for this Fund included the Fund and all multi-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three- and 10-year periods was above the median of its Performance Universe, but for the five-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the five-year period, while below the median, exceeded 11.9%.

Franklin Small Cap Value VIP Fund – The Performance Universe for this Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, five- and 10-year periods was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that effective September 30, 2016, the Fund changed its definition of small-capitalization companies and changed its primary benchmark from the Russell 2500 Value Index to the Russell 2000 Value Index. The Board also noted that the definition of “small-capitalization companies” was changed from those with market capitalizations of under $3.5 billion, at the time of purchase, to those with market capitalizations not exceeding either (1) the highest market capitalization in the Russell 2000 Index or (2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. The Board further noted that, in light of the change to the definition of small-capitalization companies, the Russell 2000 Value Index will provide a more appropriate

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SHAREHOLDER INFORMATION

comparison for performance purposes and is more commonly used in the Fund’s small cap value peer group.

Franklin Small-Mid Cap Growth VIP Fund – The Performance Universe for this Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was equal to the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted management’s explanation that the Fund’s positioning in the health care sector was a primary detractor from benchmark relative performance over the one-, three-, and five-year periods, particularly as a result of recent pricing pressure and public scrutiny on drug price increases for several holdings within the pharmaceutical industry. Management further explained that avoiding certain benchmark holdings due to high valuations also contributed to underperformance, as those companies ultimately performed better than expected. The Board then noted that the investment team continues to believe its approach to active management will contribute to stronger performance over the long-term. The Board also noted that the Fund’s annualized total return for the one-year period exceeded 19.4%.

Franklin U.S. Government Securities VIP Fund – The Performance Universe for this Fund included the Fund and all general U.S. government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory given the Fund’s income-oriented investment objective and the nature of the Fund’s investments, which are primarily in U.S. mortgage-backed securities.

Franklin VolSmart Allocation VIP Fund – The Performance Universe for this Fund included the Fund and all flexible portfolio funds underlying VIPs. The Fund has been in operation for less than five years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation. In doing so, the Board noted that the Fund’s current portfolio management team began managing the Fund in May 2015. The Board further noted that Fund’s annualized total return for the one-year period, while below the median, exceeded 8.1%.

Templeton Foreign VIP Fund – The Performance Universe for this Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for one- and 10-year periods was above the median of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the one-year period was 20.39%.

Templeton Global Bond VIP Fund – The Performance Universe for this Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-year period was below the median of its Performance Universe, but for the three-, five- and 10-year periods was above the median and in the first quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. Given the Fund’s income-oriented investment objective, the Board concluded that the Fund’s performance was satisfactory.

Templeton Growth VIP Fund – The Performance Universe for this Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and five-year periods was above the median and in the second quintile of its Performance Universe, for the three-year period was equal to the median of its Performance Universe, and for the 10-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the one-year period exceeded 22.5%. The Board noted that in the second half of 2016, the MSCI All Country World Index replaced the MSCI World Index as the Fund’s primary benchmark.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted that at its February meeting each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries. The Board considered

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the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund, in comparison to the median ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin Flex Cap Growth VIP Fund – The Expense Group for the Fund included the Fund and nine other multi-cap growth funds underlying VIPs. The Board noted that the Management Rate for the Fund was above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is fair and reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management.

Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund, Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund – The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and six other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and five other mixed-asset target allocation moderate funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and eight other multi-cap core funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and eight other general bond funds underlying VIPs. The Expense Group for the Franklin U.S. Government Securities VIP Fund included the Fund and six other general U.S. government funds underlying

VIPs. The Expense Group for the Templeton Foreign VIP Fund included the Fund, five other international multi-cap value funds underlying VIPs and four international multi-cap core funds underlying VIPs. The Expense Group for the Templeton Global Bond VIP Fund included the Fund and six other global income funds underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are fair and reasonable. In doing so, the Board noted that, effective May 1, 2017, management agreed to add an additional breakpoint level of 0.4900% on assets that exceed $5 billion to the Franklin Rising Dividends VIP Fund’s Management Rate. The Board also noted that the Franklin Growth and Income VIP Fund’s actual total expense ratio reflected a fee waiver from management.

Franklin Small-Mid Cap Growth VIP Fund – The Expense Group for the Fund included the Fund and ten other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate and actual total expense ratio for the Fund were each equal to the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is fair and reasonable.

Franklin VolSmart Allocation VIP Fund – The Expense Group for the Fund included the Fund and four other flexible portfolio funds underlying VIPs. The Board noted the small size of the Expense Group. The Board also noted that the Management Rate for the Fund was below the median of its Expense Group and its actual total expense ratio (including underlying fund expenses) was equal to the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is fair and reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management and that the Sub-Advisers were paid by FAI out of the management fee FAI received from the Fund.

Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund and Templeton Growth VIP Fund – The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and five other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the Fund and 10 other multi-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery VIP Fund included the Fund, two other global multi-cap value funds underlying

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VIPs and four global multi-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and eight other large-cap value funds underlying VIPs. The Expense Group for the Templeton Developing Markets VIP Fund included the Fund and nine other emerging markets funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, two other global multi-cap value funds underlying VIPs, four global multi-cap core funds underlying VIPs and two global multi-cap growth funds underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for these Funds were above the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to the Funds are fair and reasonable. In doing so, the Board noted that the Management Rate for the Franklin Large Cap Growth VIP Fund was only one basis point above the median of its Expense Group. With respect to the Franklin Mutual Shares VIP Fund and the Franklin Mutual Global Discovery VIP Fund, the Board took into account management’s explanation that the portfolio management team makes investments in distressed securities and merger arbitrage that are specialist in nature and therefore merit a higher Management Rate. In the case of each of the Franklin Mutual Shares VIP Fund and the Templeton Growth VIP Fund, the respective Fund’s actual total expense ratio was only one basis point above the median ratio of the Fund’s Expense Group. Finally, with respect to the Franklin Global Real Estate VIP Fund, the Board accepted management’s explanation that the portfolio managers’ rigorous fundamental analysis with the inclusion of more active risk controls merits a higher Management Rate.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by each Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2016, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm has been engaged by each Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin VolSmart Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure (except that of the Franklin VolSmart Allocation VIP Fund) provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

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The Board recognized that there would not likely be any economies of scale for each of the Franklin Flex Cap Growth VIP Fund and Franklin VolSmart Allocation VIP Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Rising Dividends VIP Fund

(Fund)

At a meeting held on May 23, 2017 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved, and recommended to shareholders the approval of, a new investment management agreement between Franklin Advisers, Inc. (Manager) and the Fund (Management Agreement) for an initial two year period effective on or about December 1, 2017. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

The Board reviewed and considered information provided by the Manager at the Meeting. The Board also considered a form of Management Agreement, which is consistent with the agreements used across the Franklin Templeton Investments (FTI) organization, as well as the Code of Ethics and Insider Trading Compliance Policies and Procedures applied to the employees of the Manager. The Board discussed with FTI the reasons for its request that the Board approve the Management Agreement, including the benefits of the current portfolio management team, who would become employees of the Manager, having access to additional resources. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Manager; and (ii) the costs of the services, which are to remain unchanged. The Board also considered that the change in the investment manager for the Fund facilitates a restructuring of the Fund’s current investment manager, Franklin Advisory Services, LLC (FASL), and the relocation of substantially all of the Fund’s current portfolio management team from FASL to the Manager. In determining that the Management Agreement is fair and reasonable, the Board also noted that the Management Agreement is substantially the same as the Fund’s current investment management agreement with FASL and does not reflect a substantially new or different level of services to or fees payable by the Fund.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. In particular, the Board took into account that the Fund will have the same investment goals, principal investment policies, and service provider arrangements (except with respect to the Manager) and other key factors. The Board discussed the fact that the same portfolio management team would serve the Fund but that there would be benefits to having them join the investment professionals at the Manager with a similar investment style. This realignment would promote greater collaboration through the sharing of resources and investment ideas. It also noted the Manager’s experience as manager of other funds and accounts, including those within the Franklin Templeton Investments (FTI) organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager and the Manager’s capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board noted that in connection with the restructuring of FASL that substantially all of the Fund’s current portfolio management team would be relocated from FASL to the Manager. The Board considered the track record of such portfolio management team in managing the Fund, which was reviewed most recently by the Board in April 2017 as part of the annual contract renewal process. With that, and the additional resources available to the portfolio management

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SHAREHOLDER INFORMATION

team by joining the Manager, the Board was confident in the abilities of such portfolio management team to continue the investment approach of the Fund and to provide quality services to the Fund and its shareholders.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the investment management fee to be charged by the Manager. The Board noted that the management fee to be paid by the Fund under the Management Agreement is identical to the management fee the Fund currently pays FASL, which fee was found to be acceptable in connection with the April 2017 annual contract renewal process. The Board concluded that the proposed investment management fee is fair and reasonable.

Management Profitability and Economies of Scale

The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the April 2017 annual contract renewal of the existing investment management agreement with FASL that would continue in effect until the date the new Management Agreement becomes effective had not changed as a result of the proposed retention of the Manager in connection with the restructuring of FASL.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the new Management Agreement for an initial two year period effective on or about December 1, 2017.

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Developing Markets VIP Fund

(Fund)

At an in-person meeting held on May 23, 2017 (Meeting), the Board of Trustees (Board) of the Franklin Templeton Variable Insurance Products Trust, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved, and recommended shareholder approval of, a new investment sub-advisory agreement between Templeton Asset Management Ltd. (Manager), the Fund’s investment manager, and Franklin Templeton Investment Management Limited (Sub-Adviser), an affiliate of the Manager, on behalf of the

Fund (Sub-Advisory Agreement) for an initial two year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Sub-Advisory Agreement.

The Board reviewed and considered information provided by the Manager at the Meeting with respect to the Sub-Advisory Agreement. The Board reviewed and considered the factors it deemed relevant in approving the Sub-Advisory Agreement, including, but not limited to: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board considered that management proposed that the Board approve the Sub-Advisory Agreement in order to facilitate certain portfolio management team enhancements.

In approving the Sub-Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the proposed investment sub-advisory fees are fair and reasonable and that the approval of such Sub-Advisory Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Sub-Adviser and currently being provided by the Manager and its affiliates to the Fund and its shareholders. In particular, with respect to the Sub-Adviser, the Board took into account that the Sub-Advisory Agreement would not affect how the Fund is managed or the Fund’s investment goal, principal investment strategies or principal risks associated with an investment in the Fund. The Board reviewed and considered information regarding the nature, quality and extent of investment sub-advisory services to be provided by the Sub-Adviser to the Fund and its shareholders under the Sub-Advisory Agreement; the Sub-Adviser’s experience as manager of other funds and accounts, including those within the Franklin Templeton Investments (FTI) organization; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Adviser and the Sub-Adviser’s capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FTI organization.

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The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s and the Sub-Adviser’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the (FTI) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its shareholders.

Fund Performance

The Board noted its review and consideration of the performance results of the Fund in connection with the April 2017 annual contract renewal. The Board recalled its conclusion at that time that the Fund’s performance was acceptable. The Board further recalled recent and expected portfolio management team changes for the Fund and again determined that, in light of these changes, additional time will be needed to evaluate the effectiveness of management’s actions.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the investment sub-advisory fee to be charged by the Sub-Adviser. The Board noted that the addition of the Sub-Adviser will have no impact on the amount of management fees that are currently paid by the Fund as the Sub-Adviser will be paid by the Manager out of the management fee that the Manager receives from the Fund. The Board further noted that the allocation of the fee between the Manager and the Sub-Adviser reflected the services to be provided by each. The Board concluded that the proposed investment sub-advisory fee is fair and reasonable.

Management Profitability and Economies of Scale

The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the April 2017 annual contract renewal of the existing investment management agreement with the Manager had not changed as a result of the proposal to approve the Sub-Advisory Agreement.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Sub-Advisory Agreement for an initial two year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report

Franklin Templeton

Variable Insurance Products Trust

Investment Manager

Franklin Advisers, Inc.

Subadvisors

K2/D&S Management Co., L.C.C.

Franklin Advisory Services, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to:

(1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts;

(2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	VIP5 S 08/17

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12 (a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)  (1)    The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.	N/A

Item 5.	Audit Committee of Listed Registrants.	N/A

Item 6.	Schedule of Investments.	N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date August 25, 2017

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date August 25, 2017